Principal Accounting Policies (Narrative - Goodwill, Revenue Recognition, Cost of Revenues, Leases, Share-based compensation) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Revenue Recognition
Minimum maturity period for yield enhancement products	3 months	3 months
Maximum maturity period for yield enhancement products	2 years	2 years
Maximum maturity period for new yield enhancement products	1 year	1 year
Interest revenue	¥ 78,666		¥ 8,740
Interest cost	59,709		8,082
Liabilities recorded related to membership points and cash rewards	46,594		34,633		$ 6,711
Interest Receivable, Current	33,545		20,002		4,831
Cost of Revenues
Losses of committed tour reservations	45,494		17,780	¥ 4,134
Advertising Expenses
Advertising expense	1,270,598		899,015	¥ 379,205
Leases
Deferred rent ,current liabilities	10,674		16,741
Deferred rent ,non-current liabilities	13,791		18,035
Goodwill
Impairment loss
The Affiliated Entities [Member]
Revenue Recognition
Interest Receivable, Current	449,528		413,861		64,745
Interest Receivable, Noncurrent	562,643		300,267		81,037
Interest Payable, Current	¥ 871,914		¥ 589,151		$ 125,582